CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 71,467	$ 60,908
Marketable securities	0	18,220
Trade receivables (net of allowance for doubtful accounts of $623 and $415 at December 31, 2016 and 2017, respectively)	53,226	34,684
Other receivables and prepaid expenses	6,280	6,389
Total current assets	130,973	120,201
LONG-TERM ASSETS:
Marketable securities	0	17,228
Capitalized software development costs, net	23,761	20,755
Other intangible assets, net	41,409	7,599
Property and equipment, net	10,695	9,807
Goodwill	158,559	73,597
Other long-term assets	3,675	4,623
Severance pay fund	4,547	4,041
Total long-term assets	242,646	137,650
Total assets	373,619	257,851
CURRENT LIABILITIES:
Trade payables	7,044	6,562
Employees and payroll accruals	23,039	18,143
Accrued expenses and other liabilities	23,573	13,906
Deferred revenues and customer advances	16,513	9,137
Total current liabilities	70,169	47,748
LONG-TERM LIABILITIES:
Series B Debentures	78,281	0
Deferred tax liabilities	9,171	2,167
Other long-term liabilities	8,271	7,697
Accrued severance pay	5,500	4,940
Total long-term liabilities	101,223	14,804
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	1,353	908
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2016 and 2017, respectively; Issued: 51,364,247 and 52,086,730 shares at December 31, 2016 and 2017, respectively; Outstanding: 49,035,951 and 49,758,434 shares at December 31, 2016 and 2017, respectively	689	681
Additional paid-in capital	221,175	226,782
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2016 and 2017	(9,423)	(9,423)
Accumulated other comprehensive income (loss)	528	(11,167)
Accumulated deficit	(12,926)	(13,278)
Total Sapiens International Corporation N.V. shareholders' equity	200,043	193,595
Non-controlling interests	831	796
Total equity	200,874	194,391
Total liabilities and equity	$ 373,619	$ 257,851